Income Taxes - Deferred tax valuation allowance (Details) - Deferred tax valuation allowance - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at the Beginning of Period	$ 58,264	$ 20,082	$ 12,928
Additions	97,404	38,182	7,154
Write-Offs/Other	0	0	0
Balance at the End of Period	$ 155,668	$ 58,264	$ 20,082